Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features	¥ 859	¥ 770
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	653	628
Additional collateral required to be posted, aggregate fair value	¥ 9	¥ 8